DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 11.1%
Activision Blizzard, Inc.	157,763	$9,244,912
Alphabet, Inc., Class A*	60,901	172,833,993
Alphabet, Inc., Class C*	58,793	167,503,609
Cable One, Inc.	1,128	1,998,884
Discovery, Inc., Class A*(a)	33,608	782,058
Discovery, Inc., Class C*	55,103	1,251,389
Electronic Arts, Inc.	58,626	7,282,522
Interpublic Group of Cos., Inc.	81,144	2,693,169
Omnicom Group, Inc.	44,843	3,018,382
Sirius XM Holdings, Inc.(a)	182,975	1,116,147
Take-Two Interactive Software, Inc.*	22,950	3,806,946
Verizon Communications, Inc.	841,251	42,289,688
Walt Disney Co.*	367,587	53,263,356

(Cost $304,322,939)		467,085,055

Consumer Discretionary - 14.1%
Advance Auto Parts, Inc.	12,330	2,721,478
Aptiv PLC*	54,742	8,777,880
Best Buy Co., Inc.	44,782	4,785,404
Booking Holdings, Inc.*	8,292	17,428,540
BorgWarner, Inc.	50,075	2,167,246
Burlington Stores, Inc.*	13,723	4,022,623
CarMax, Inc.*	33,367	4,713,089
Darden Restaurants, Inc.	25,493	3,516,759
Domino’s Pizza, Inc.	7,989	4,187,354
eBay, Inc.	132,067	8,909,240
Garmin Ltd.	32,131	4,290,774
Genuine Parts Co.	29,349	3,749,041
Hasbro, Inc.	27,509	2,665,897
Hilton Worldwide Holdings, Inc.*	56,532	7,635,777
Home Depot, Inc.	214,388	85,885,977
LKQ Corp.	59,212	3,309,951
Lowe’s Cos., Inc.	141,342	34,570,840
Lululemon Athletica, Inc.*	24,280	11,033,075
McDonald’s Corp.	151,617	37,085,518
MercadoLibre, Inc.*	9,116	10,833,546
Mohawk Industries, Inc.*	11,403	1,914,222
Newell Brands, Inc.	80,502	1,728,378
NIKE, Inc., Class B	258,602	43,765,802
NVR, Inc.*	640	3,344,218
Pool Corp.	7,884	4,368,682
Starbucks Corp.	239,627	26,272,704
Target Corp.	99,340	24,223,066
Tesla, Inc.*	170,919	195,661,234
TJX Cos., Inc.	245,533	17,039,990
Tractor Supply Co.	23,231	5,234,641
Vail Resorts, Inc.	8,416	2,791,671
VF Corp.	67,553	4,845,577

(Cost $320,150,995)		593,480,194

Consumer Staples - 5.7%
Bunge Ltd.	27,506	2,381,194
Campbell Soup Co.	39,177	1,580,008
Clorox Co.	24,875	4,050,894
Coca-Cola Co.	831,772	43,626,441
Colgate-Palmolive Co.	164,137	12,313,558
Conagra Brands, Inc.	100,704	3,076,507
Estee Lauder Cos., Inc., Class A	47,375	15,731,816
General Mills, Inc.	124,523	7,691,786
Hormel Foods Corp.	57,357	2,374,580
J M Smucker Co.	22,331	2,824,202
Kellogg Co.	52,915	3,237,340
Keurig Dr Pepper, Inc.	146,427	4,977,054
Kimberly-Clark Corp.	68,955	8,985,526
Kroger Co.	149,299	6,200,387
Lamb Weston Holdings, Inc.	2	104
McCormick & Co., Inc.	51,846	4,449,424
PepsiCo, Inc.	278,746	44,538,036
Procter & Gamble Co.	493,263	71,315,964

(Cost $207,167,907)		239,354,821

Energy - 1.1%
Baker Hughes Co.	164,522	3,839,944
Cheniere Energy, Inc.	49,188	5,155,394
Marathon Petroleum Corp.	132,327	8,052,098
ONEOK, Inc.	90,757	5,430,899
Phillips 66	88,845	6,145,409
Schlumberger N.V.	284,230	8,151,716
Valero Energy Corp.	83,185	5,568,404
Williams Cos., Inc.	242,956	6,508,791

(Cost $46,936,600)		48,852,655

Financials - 10.7%
Aflac, Inc.	133,107	7,206,413
Allstate Corp.	60,756	6,605,392
Ally Financial, Inc.	77,236	3,539,726
American Express Co.	137,091	20,878,959
American International Group, Inc.	171,074	8,998,492
Ameriprise Financial, Inc.	23,296	6,746,522
Annaly Capital Management, Inc. REIT	276,050	2,236,005
Aon PLC, Class A	45,956	13,592,406
Arch Capital Group Ltd.*	84,128	3,397,089
Arthur J Gallagher & Co.	41,947	6,833,166
Assurant, Inc.	11,693	1,778,505
Bank of New York Mellon Corp.	170,266	9,328,874
BlackRock, Inc.	30,840	27,898,172
Carlyle Group, Inc.	29,993	1,640,317
Cboe Global Markets, Inc.	20,592	2,655,132
Charles Schwab Corp.	293,578	22,720,001
Chubb Ltd.	88,717	15,922,040
Citizens Financial Group, Inc.	86,661	4,096,465
CME Group, Inc.	73,030	16,104,576
Discover Financial Services	62,198	6,708,054
Equitable Holdings, Inc.	73,222	2,303,564
Erie Indemnity Co., Class A	4,282	795,638

FactSet Research Systems, Inc.	7,422	3,477,727
First Republic Bank	34,998	7,337,681
Franklin Resources, Inc.	62,398	2,021,695
Hartford Financial Services Group, Inc.	73,573	4,863,175
Huntington Bancshares, Inc.	300,091	4,453,350
Intercontinental Exchange, Inc.	114,379	14,951,623
Invesco Ltd.	67,514	1,507,588
KeyCorp	201,417	4,519,797
Lincoln National Corp.	35,078	2,326,724
Loews Corp.	43,722	2,337,378
M&T Bank Corp.	26,154	3,834,438
MarketAxess Holdings, Inc.	7,546	2,661,399
Marsh & McLennan Cos., Inc.	103,499	16,975,906
Moody’s Corp.	34,145	13,338,403
Morgan Stanley	277,457	26,308,473
Nasdaq, Inc.	23,463	4,768,386
Northern Trust Corp.	40,901	4,732,246
PNC Financial Services Group, Inc.	86,705	17,080,885
Principal Financial Group, Inc.	54,843	3,761,133
Progressive Corp.	119,708	11,125,662
Prudential Financial, Inc.	77,119	7,886,189
Raymond James Financial, Inc.	37,586	3,694,328
Regions Financial Corp.	191,743	4,362,153
S&P Global, Inc.	48,946	22,306,161
State Street Corp.	75,699	6,734,940
SVB Financial Group*	11,839	8,196,495
T. Rowe Price Group, Inc.	46,147	9,227,093
Travelers Cos., Inc.	50,908	7,480,931
Truist Financial Corp.	270,235	16,027,638
US Bancorp	284,876	15,765,038
Willis Towers Watson PLC	25,774	5,820,800

(Cost $339,205,006)		451,870,943

Health Care - 12.4%
ABIOMED, Inc.*	9,243	2,909,512
Agilent Technologies, Inc.	62,012	9,357,611
Align Technology, Inc.*	15,293	9,352,128
AmerisourceBergen Corp.	30,695	3,552,946
Amgen, Inc.	116,264	23,122,584
Baxter International, Inc.	100,874	7,522,174
Biogen, Inc.*	30,105	7,096,953
BioMarin Pharmaceutical, Inc.*	36,848	3,179,614
Bio-Techne Corp.	8,085	3,816,363
Bristol-Myers Squibb Co.	451,839	24,232,126
Cardinal Health, Inc.	56,160	2,596,277
Catalent, Inc.*	33,988	4,372,896
Centene Corp.*	118,281	8,446,446
Cerner Corp.	62,534	4,405,520
Cigna Corp.	69,994	13,431,849
DaVita, Inc.*	14,384	1,359,288
DENTSPLY SIRONA, Inc.	43,885	2,138,955
Dexcom, Inc.*	19,624	11,040,266
Edwards Lifesciences Corp.*	127,086	13,637,599
Eli Lilly & Co.	165,243	40,986,874
Gilead Sciences, Inc.	255,497	17,611,408
HCA Healthcare, Inc.	52,168	11,768,579
Hologic, Inc.*	51,195	3,825,802
Horizon Therapeutics PLC*	44,460	4,613,170
Humana, Inc.	26,250	11,017,387
IDEXX Laboratories, Inc.*	17,467	10,621,159
Illumina, Inc.*	29,431	10,752,027
Insulet Corp.*	13,844	3,993,163
Jazz Pharmaceuticals PLC*	11,241	1,347,459
Johnson & Johnson	534,194	83,296,870
Laboratory Corp. of America Holdings*	19,207	5,480,333
Merck & Co., Inc.	515,228	38,595,729
Mettler-Toledo International, Inc.*	4,565	6,912,003
Novocure Ltd.*(a)	18,504	1,732,715
Quest Diagnostics, Inc.	24,595	3,656,785
ResMed, Inc.	29,630	7,551,206
STERIS PLC	20,233	4,421,517
Teladoc Health, Inc.*	27,433	2,777,591
Teleflex, Inc.	9,715	2,889,435
Thermo Fisher Scientific, Inc.	79,641	50,399,214
Vertex Pharmaceuticals, Inc.*	52,838	9,877,536
Waters Corp.*	12,400	4,068,068
West Pharmaceutical Services, Inc.	15,332	6,786,863
Zoetis, Inc.	96,818	21,497,469

(Cost $449,708,250)		522,051,469

Industrials - 8.1%
3M Co.	117,851	20,039,384
Allegion PLC	17,688	2,186,944
AMERCO	2,104	1,482,394
C.H. Robinson Worldwide, Inc.	27,032	2,570,473
Caterpillar, Inc.	110,934	21,449,089
Copart, Inc.*	43,885	6,370,347
CSX Corp.	457,685	15,863,362
Cummins, Inc.	29,961	6,284,320
Deere & Co.	59,833	20,674,695
Delta Air Lines, Inc.*	30,814	1,115,467
Dover Corp.	28,343	4,644,001
Eaton Corp. PLC	80,898	13,110,330
Expeditors International of Washington, Inc.	35,305	4,293,794
Fastenal Co.	116,366	6,885,376
Fortive Corp.	69,923	5,165,212
Fortune Brands Home & Security, Inc.	28,421	2,857,163
Generac Holdings, Inc.*	12,526	5,276,452
Howmet Aerospace, Inc.	80,643	2,268,488
IDEX Corp.	14,997	3,368,176
IHS Markit Ltd.	76,433	9,769,666
Illinois Tool Works, Inc.	64,162	14,895,208
Johnson Controls International PLC	145,771	10,897,840
Kansas City Southern	17,860	5,194,581
Lennox International, Inc.	6,252	1,931,993
Masco Corp.	50,297	3,314,572

Norfolk Southern Corp.	50,157	13,305,147
Owens Corning	21,152	1,794,536
PACCAR, Inc.	70,583	5,888,034
Pentair PLC(a)	34,969	2,576,866
Robert Half International, Inc.	21,829	2,426,730
Rockwell Automation, Inc.	23,590	7,930,958
Roper Technologies, Inc.	21,384	9,925,384
Snap-on, Inc.	11,058	2,276,953
Stanley Black & Decker, Inc.	33,852	5,915,976
Trane Technologies PLC	48,259	9,007,542
Union Pacific Corp.	132,430	31,205,805
United Parcel Service, Inc., Class B	147,846	29,328,211
United Rentals, Inc.*	14,672	4,969,993
W.W. Grainger, Inc.	8,912	4,290,326
Waste Management, Inc.	85,829	13,790,145
Xylem, Inc.	36,168	4,380,306

(Cost $242,372,135)		340,922,239

Information Technology - 30.4%
Accenture PLC, Class A	129,171	46,165,715
Adobe, Inc.*	96,932	64,929,900
ANSYS, Inc.*	17,929	7,018,845
Applied Materials, Inc.	183,842	27,059,704
Autodesk, Inc.*	44,947	11,425,078
Automatic Data Processing, Inc.	86,250	19,914,263
Cadence Design Systems, Inc.*	55,301	9,813,715
Cisco Systems, Inc.	855,614	46,921,872
Citrix Systems, Inc.	24,972	2,008,498
Cognex Corp.	33,822	2,612,750
Hewlett Packard Enterprise Co.	259,020	3,716,937
HP, Inc.	244,365	8,621,197
Intel Corp.	824,043	40,542,916
International Business Machines Corp.	181,791	21,287,726
Intuit, Inc.	55,301	36,072,842
Keysight Technologies, Inc.*	37,709	7,333,646
Lam Research Corp.	29,040	19,742,844
Mastercard, Inc., Class A	179,342	56,478,383
Microsoft Corp.	1,450,140	479,401,783
Motorola Solutions, Inc.	34,431	8,717,241
NVIDIA Corp.	507,767	165,917,945
Okta, Inc.*	25,004	5,381,611
salesforce.com, Inc.*	198,955	56,694,217
Teledyne Technologies, Inc.*	9,701	4,028,728
Texas Instruments, Inc.	187,214	36,014,357
Trimble, Inc.*	52,727	4,527,667
Visa, Inc., Class A	343,335	66,528,023
VMware, Inc., Class A	42,620	4,975,459
Western Union Co.	72,998	1,154,828
Workday, Inc., Class A*	38,340	10,513,978
Zebra Technologies Corp., Class A*	10,626	6,256,376

(Cost $758,829,231)		1,281,779,044

Materials - 2.7%
Amcor PLC	317,494	3,594,032
Ball Corp.	66,732	6,236,106
DuPont de Nemours, Inc.	108,615	8,033,165
Ecolab, Inc.	52,199	11,560,513
International Flavors & Fragrances, Inc.	50,059	7,116,888
International Paper Co.	75,195	3,422,876
Linde PLC	105,438	33,544,045
LyondellBasell Industries NV, Class A	54,888	4,782,392
Mosaic Co.	75,075	2,569,067
Newmont Corp.	162,240	8,910,221
PPG Industries, Inc.	47,781	7,366,397
Sherwin-Williams Co.	50,760	16,813,742
Steel Dynamics, Inc.	44,173	2,641,545

(Cost $88,167,358)		116,590,989

Real Estate - 2.6%
American Tower Corp. REIT	91,999	24,147,898
Boston Properties, Inc. REIT	28,956	3,122,615
CBRE Group, Inc., Class A*	68,280	6,525,520
Crown Castle International Corp. REIT	88,533	16,082,019
Equinix, Inc. REIT	18,162	14,751,176
Equity Residential REIT	73,757	6,292,210
Healthpeak Properties, Inc. REIT	107,298	3,525,812
Host Hotels & Resorts, Inc. REIT*	150,226	2,358,548
Prologis, Inc. REIT	150,421	22,675,966
Welltower, Inc. REIT	85,156	6,780,121
Weyerhaeuser Co. REIT	153,295	5,765,425

(Cost $88,740,421)		112,027,310

Utilities - 0.9%
American Water Works Co., Inc.	37,086	6,251,587
Atmos Energy Corp.	27,204	2,457,065
Consolidated Edison, Inc.	68,364	5,307,781
Edison International	78,648	5,134,141
Essential Utilities, Inc.	45,963	2,172,671
Eversource Energy	70,269	5,781,031
Sempra Energy	64,571	7,740,126
UGI Corp.	40,328	1,663,530

(Cost $34,899,518)		36,507,932

TOTAL COMMON STOCKS
(Cost $2,880,500,360)		4,210,522,651

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
(Cost $1,116,082)	1,116,082	1,116,082

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
(Cost $3,591,511)	3,591,511	3,591,511

TOTAL INVESTMENTS - 99.9%
(Cost $2,885,207,953)		$4,215,230,244
Other assets and liabilities, net - 0.1%		3,074,631

NET ASSETS - 100.0%		$4,218,304,875

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
852,902	263,180 (d)	—	—	—	23	—	1,116,082	1,116,082
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
3,332,190	19,411,223	(19,151,902)	—	—	268	—	3,591,511	3,591,511

4,185,092	19,674,403	(19,151,902)	—	—	291	—	4,707,593	4,707,593

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $4,385,199, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,487,902.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

REIT:	Real Estate Investment Trust

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(e)
MSCI USA ESG Leaders GTR Index Futures	USD	50	$2,421,182	$2,508,000	12/17/2021	$86,818
E-Mini S&P 500 ESG Futures	USD	12	2,442,620	2,390,880	12/17/2021	(51,740)
E-Mini S&P 500 Futures	USD	12	2,792,050	2,739,750	12/17/2021	(52,300)

Total net unrealized depreciation						$(17,222)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$4,210,522,651	$—	$—	$4,210,522,651
Short-Term Investments (f)	4,707,593	—	—	4,707,593
Derivatives (g)
Futures Contracts	86,818	—	—	86,818

TOTAL	$4,215,317,062	$—	$—	$4,215,317,062

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(104,040)	$—	$—	$(104,040)

TOTAL	$(104,040)	$—	$—	$(104,040)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.